Revenue - Disclosure Of Disaggregation Of Revenue From Contracts With Customers (Details) - PEN (S/) S/ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 809,863	S/ 864,148	S/ 1,583,605	S/ 1,687,981
PERU
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	474,062	440,505	934,262	859,205
PERU | Oncosalud Peru [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	274,166	257,589	546,989	502,430
PERU | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	199,896	182,916	387,273	356,775
COLOMBIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	346,223	377,624	685,016	726,510
COLOMBIA | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	346,223	377,624	685,016	726,510
MEXICO
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	273,653	302,355	516,529	610,798
MEXICO | Healthcare services segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	S/ 273,653	S/ 302,355	S/ 516,529	S/ 610,798